CONVERTIBLE SENIOR NOTE (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES [Abstract]
Carrying Amount of the Convertible Senior Note
	As of December 31,
	2011	2012

Principal	2,032,620	-
Debt discount	(1,303,579)	-
Accumulated amortization of debt discount	471,852	-
Accrued interest	71,726	-

Carrying amount	1,272,619	-

Interest Expense
	For the years ended December 31,
	2010	2011	2012

Interest expense at coupon rate	474,278	193,220	26,730
Amortization of debt discount	585,627	294,543	36,297
Total interest expense recognized	1,059,905	487,763	63,027